Average Annual Total Returns - A C I Shares - JPMorgan Intermediate Tax Free Bond Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	0.61%	1.95%	2.66%	2.99%	2.17%	2.54%	4.81%	3.03%	3.34%	4.80%	3.00%	3.30%	3.75%	2.87%	3.19%	4.73%	3.39%	3.83%